Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income (loss) attributable to the Company		$ (6,253,518)		$ (12,814,988)	$ 3,457,208
Accretion of convertible redeemable preferred shares		(2,001,777)		(3,865,430)	(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders					(2,084,786)
Net income (loss) attributable to ordinary shareholders – basic and diluted		$ (8,255,295)		$ (16,680,418)	$ (1,657,107)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted (in Shares)	[1],[2],[3],[4]	74,634,287		34,406,330	32,169,820
Earnings (loss) per share – basic (in Dollars per share)		$ 0.01	[4]
Earnings (loss) per share – basic (in Dollars per share)	[4]	$ (0.11)		$ (0.48)	$ (0.05)
Numerator:
Income from discontinued operations attributable to the Company		$ 520,000
Income from discontinued operations attributable to ordinary shareholders – basic and diluted		$ 520,000

[1]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company. See Note 16.
[2]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[3]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[4]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4